FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 20, 2015

REGISTRATION NO. 333-184542  INVESTMENT COMPANY ACT NO. 811-07975

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.          [_]
POST-EFFECTIVE AMENDMENT NO. 6       [X]

AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 148             [X]

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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
VARIABLE ANNUITY ACCOUNT
(EXACT NAME OF REGISTRANT)

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PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(NAME OF DEPOSITOR)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of depositor's principal executive offices)

SUN-JIN MOON, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)

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COPIES TO:

WILLIAM J. EVERS
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NJ 07102-2992
(203) 802-3716

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Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 15, 2015 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ______ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

INTEREST IN INDIVIDUAL VARIABLE ANNUITY CONTRACTS.

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Explanatory Note

This Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") for the sole purpose of delaying, until April 15, 2015, the effectiveness of Post-Effective Amendment No. 5, which was filed on January 22, 2015 (accession no. 0001193125-15-017147) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 5 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.
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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey on this 20th day of March, 2015.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

/s/Robert F. O'Donnell
Robert F. O'Donnell
President and Chief
Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By: /s/ Robert F. O'Donnell
     Robert F. O'Donnell
     President and Chief
     Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Robert F. O’Donnell*	Chief Executive Officer, President and	March 20, 2015
Robert F. O’Donnell	Director

Yanela C. Frias*	Chief Financial Officer, Chief Accounting	March 20, 2015
Yanela C. Frias	Officer, Principal Accounting Officer, Vice President and Director

John Chieffo*	Director	March 20, 2015
John Chieffo

Kenneth Y. Tanji*	Director	March 20, 2015
Kenneth Y. Tanji

Bernard J. Jacob*	Director	March 20, 2015
Bernard J. Jacob

Richard F. Lambert*	Director	March 20, 2015
Richard F. Lambert*

Kent D. Sluyter*	Director	March 20, 2015
Kent D. Sluyter

By:  /s/ William J. Evers
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     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.